Taxes (Details 5) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2023
Notes and other explanatory information [abstract]
Provision, beginning	R$ 1,821,933		R$ 1,851,257
Provision for allocation of PIS and Cofins credits		810,563
Monetary variation	29,324	1,011,370	58,518
Provision, ending	R$ 1,851,257	R$ 1,821,933	R$ 1,909,775